Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statement of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Additional Financial Information of Parent Company - Financial Statements Schedule I
Net income	¥ 1,009,494	$ 142,185	¥ 976,571	¥ 1,314,131
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	76,990	10,844	137,555	(60,851)
Comprehensive income	1,078,005	151,835	1,109,144	1,245,230
Parent company
Additional Financial Information of Parent Company - Financial Statements Schedule I
Net income	1,009,494	142,185	976,571	1,314,131
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	77,162	10,868	137,468	(60,900)
Comprehensive income	¥ 1,086,656	$ 153,053	¥ 1,114,039	¥ 1,253,231